TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Current income tax expenses	396,512	466,074	763,248
Deferred income tax benefit	(21,431)	(52,112)	(14,769)
Income tax expenses	375,081	413,962	748,479

Schedule of reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	3,185,291	3,358,607	5,040,925
Tax expenses at Hong Kong profit tax rate of 16.5%	524,907	554,005	831,588
Changes in valuation allowance	101,653	(46,798)	65,581
Tax effect of permanence differences	22,047	41,181	49,787
Effect of income tax jurisdictions other than Hong Kong	(32,182)	50,807	20,873
Super deduction of research and development expenses	(62,966)	(86,419)	(132,704)
Final settlement differences	(602)	(3,614)	11,756
Income not subject to tax (1)	(177,776)	(95,200)	(98,402)
Income tax expenses	375,081	413,962	748,479
(1)	This amount mainly represents tax exempted items, including the exempted interest income and offshore income of Futu Securities derived from executing the clients’ orders of US listed securities, etc.

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2022	2023

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	129,248	187,154
Accrued expenses and others	79,098	98,227
Less: valuation allowance	(122,624)	(188,205)
Total deferred tax assets	85,722	97,176
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,158)	(356)
Net deferred tax assets	84,564	96,820

Total deferred tax liabilities	8,572	6,682
Set-off of deferred tax assets pursuant to set-off provisions	(1,158)	(356)
Net deferred tax liabilities	7,414	6,326

Schedule of movement of valuation allowance

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Balance at beginning of the year	67,769	169,422	122,624
Additions	108,347	97,727	77,016
Reversals	(6,694)	(144,525)	(11,435)
Balance at end of the year	169,422	122,624	188,205